Operating Segments Information - Geographic Information (Detail) - TWD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of geographical areas [line items]
Non-current Assets	$ 2,769,301.3	$ 2,037,267.0
Taiwan [member]
Disclosure of geographical areas [line items]
Non-current Assets	2,510,238.7	1,953,007.7
United States [member]
Disclosure of geographical areas [line items]
Non-current Assets	153,137.8	41,208.7
China [member]
Disclosure of geographical areas [line items]
Non-current Assets	90,349.7	41,895.2
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Non-current Assets	140.7	143.9
Japan [member]
Disclosure of geographical areas [line items]
Non-current Assets	15,432.5	1,011.0
Others [member]
Disclosure of geographical areas [line items]
Non-current Assets	$ 1.9	$ 0.5